FUNDVANTAGE TRUST

301 Bellevue Parkway

Wilmington, DE 19809

September 6, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             FundVantage Trust

1940 Act File No. 811-22027

1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that, each of the Prospectuses and SAIs dated September 1, 2017 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAIs contained in the Post-Effective Amendment No. 169 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on August 28, 2017 (SEC Accession No. 0001104659-17-054016).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss

Joel Weiss
President & CEO

cc:                                Mr. T. Richard Keyes

Mr. John P. Falco, Esq.

Mr. John M. Ford, Esq.